Goodwill and Intangible Assets - Carrying Amount of Goodwill by Reportable Segment (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended						6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2014 Domestic Segment [Member]	Mar. 31, 2014 Domestic Segment [Member]	Mar. 31, 2013 Domestic Segment [Member]	Mar. 31, 2012 Domestic Segment [Member]	Sep. 30, 2014 International Segment [Member]	Mar. 31, 2014 International Segment [Member]	Mar. 31, 2013 International Segment [Member]
Goodwill [Line Items]
Beginning balance	$ 86,297	$ 86,259	$ 85,702	$ 85,702	$ 85,702	$ 85,702	$ 85,702	$ 595	$ 557
Acquisitions			532							532
Currency translation	(17)	38	25					(17)	38	25
Ending balance	$ 86,280	$ 86,297	$ 86,259	$ 85,702	$ 85,702	$ 85,702	$ 85,702	$ 578	$ 595	$ 557